Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Carrying Value	$ 14,986	$ 13,339
Fair Value	$ 14,849	$ 12,655